Property and equipment, net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net
6	Property and equipment, net

	December 31, 2024	June 30, 2025	June 30, 2025
	S$	S$	US$

Computers	17,793	18,014	14,120
Furniture and Fittings	57,272	59,351	46,520
Renovation	96,098	96,098	75,324
Office Equipment	36,097	36,163	28,345

Total	207,260	209,626	164,309
Less: accumulated depreciation	(149,195)	(165,265)	(129,538)

Net book value	58,065	44,361	34,771

Depreciation expense for the six months ended June 30, 2024 and 2025 was S$20,397 and S$16,070 (US$12,596) respectively, out of which S$5,231 and S$5,110 (US$4,005) of the depreciation expense was recognized in the cost of revenue.

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS